Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) (10K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Reserves and deferred revenue	$ 459,873	$ 752,442
163(J) Limitation	299,410	0
Stock options	975,885	477,600
Net operating loss	5,029,096	5,202,184
Total gross deferred tax assets	6,764,264	6,432,226
Less:Valuation Allowance	(5,870,586)	(6,428,806)
Net deferred tax assets	893,678	3,420
Other		(3,102)
Amortization of intangible assets and depreciation	(893,678)	(318)
Total deferred tax liabilities	(893,678)	(3,420)
Net deferred tax assets